Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory

USD m 31.12.23 31.12.22
Short-term debt
1
37,285 29,676
Senior unsecured debt 18,450 17,892
of which: issued by UBS AG with original maturity greater than one year
18,446 17,892
Covered bonds 1,006 0
Subordinated debt 3,008 2,968
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
0 2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments
538 536
Debt issued through the Swiss central mortgage institutions 10,035 8,962
Long-term debt
2
32,499 29,823
Total debt issued measured at amortized cost
3,4
69,784 59,499
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one year.

The
classification of debt

issued into

short-term and long

-term does not

consider any early

redemption features.

3 Net of

bifurcated embedded derivatives,

the fair value

of which was

not material

for the

periods
presented.

4 Except for Covered bonds and Debt issued through the Swiss central mortgage institutions,
100 % of the balance was unsecured as of 31 December 2023.